Segment Reporting (Details) - Schedule of Revenue by Major Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Cost of revenues	$ 57,453,656	$ 39,476,046	$ 3,886,654
Member services	(12,403,251)	(1,350,378)	3,522,618
Graphite anode business [Member]
Segment Reporting Information [Line Items]
Revenue, net	44,384,004	37,580,677
Cost of revenues	57,172,626	35,586,544
Member services	(12,788,622)	1,994,133
Peer-to-peer knowledge sharing and enterprise business [Member]
Segment Reporting Information [Line Items]
Revenue, net	666,401	544,991	7,409,272
Cost of revenues	281,030	3,889,502	3,886,654
Member services	385,371	(3,344,511)	3,522,618
Member Service [Member]
Segment Reporting Information [Line Items]
Revenue, net		106,724	498,330
Cost of revenues		591,000	99,013
Member services		(484,276)	399,317
Comprehensive Tailored Services [Member]
Segment Reporting Information [Line Items]
Revenue, net	10,784	153,658	1,433,847
Cost of revenues	12,444	294,759	157,563
Member services	(1,660)	(141,101)	1,276,284
Sponsorship Advertising Services [Member]
Segment Reporting Information [Line Items]
Revenue, net			1,734,390
Cost of revenues			34,041
Member services			1,700,349
Consulting Services [Member]
Segment Reporting Information [Line Items]
Revenue, net	471,978	9,645	1,583,583
Cost of revenues	198,799	218,719	733,266
Member services	273,179	(209,074)	850,317
Online Services [Member]
Segment Reporting Information [Line Items]
Revenue, net	7,827	2,100	40,391
Cost of revenues	20,002	66,403	798,010
Member services	(12,175)	(64,303)	(757,619)
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue, net	175,812	272,864	2,118,731
Cost of revenues	49,785	2,718,621	2,064,761
Member services	126,027	(2,445,757)	53,970
Revenue, net [Member]
Segment Reporting Information [Line Items]
Revenue, net	45,050,405	$ 38,125,668	$ 7,409,272
Enterprise Services [Member}
Segment Reporting Information [Line Items]
Member services	$ 271,519